UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006
                                                       -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      New Star Asset Management Group PLC
           --------------------------------------------------
Address:   1 Knightsbridge Green
           --------------------------------------------------
           London, England
           --------------------------------------------------
           SW1X 7NE
           --------------------------------------------------

Form 13F File Number:      28-11008
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rupert Ruvigny
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     +44(0)20 7225 9200
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Rupert Ruvigny              London, England           February 14, 2007
      ------------------------    ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




















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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2
                                               -------------

Form 13F Information Table Entry Total:         123
                                               -------------

Form 13F Information Table Value Total:         891,728
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. New Star Asset Management Ltd. (28-11009)
2. New Star Institutional Managers Ltd. (28-11235)











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
                                     Form 13F INFORMATION TABLE


       COLUMN 1                   COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -----------------  ----------  ------------ ----------------  ----------  --------- ----------------
                                                                  VALUE     SHRS OR SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS        CUSIP      (x$1000)    PRN AMT PRN CALL DISCRETION   MANAGERS SOLE  SHARED NONE

ADOBE SYS INC                     COM              00724F101     6165.944      149950          Defined      1,2         149950
ALCOA INC                         COM              013817101    13893.099      462949          Defined      1,2         462949
AMERICA MOVIL S A DE C V          SPON ADR L SHS   02364W105    10179.881      225119          Defined      1,2         225119
AMERICAN INTL GROUP INC           COM              026874107     4984.455       69557          Defined      1,2          69557
AMGEN INC                         COM              031162100    10773.922      157721          Defined      1,2         157721
ANADARKO PETE CORP                COM              032511107     1351.992       31066          Defined      1,2          31066
APACHE CORP                       COM              037411105      2322.33       34917          Defined      1,2          34917
APPLE COMPUTER INC                COM              037833100    15712.368      185200          Defined      1           185200
ARROW ELECTRS INC                 COM              042735100     7141.816      226365          Defined      1           226365
AUTODESK INC                      COM              052769106    10150.403      250875          Defined      1           250875
AUTOLIV INC                       COM              052800109     8269.482      137139          Defined      1,2         137139
BANCO BRADESCO S A                SP ADR PFD NEW   059460303      639.548       15850          Defined      1,2          15850
BANCO ITAU HLDG FINANCIERA S      SP ADR 500 PFD   059602201     3756.744      103921          Defined      1,2         103921
BANCO SANTANDER CHILE NEW         SP ADR REP COM   05965X109      522.054       10840          Defined      1,2          10840
BANK MONTREAL QUE                 COM              063671101    28238.592      476250          Defined      2           476250
BANK NOVA SCOTIA HALIFAX          COM              064149107      805.878       18000          Defined      2            18000
BANK OF AMERICA CORPORATION       COM              060505104     9696.158      181610          Defined      1,2         181610
BORG WARNER INC                   COM              099724106     6188.247      104850          Defined      1,2         104850
BROADCOM CORP                     CL A             111320107     8676.366      268535          Defined      1           268535
CAPITAL ONE FINL CORP             COM              14040H105    10775.926      140275          Defined      1,2         140275
CARNIVAL CORP                     PAIRED CTF       143658300    16375.392      333851          Defined      1,2         333851
CEMEX SAB DE CV                   SPON ADR 5 ORD   151290889     5040.756      148782          Defined      1,2         148782
CENTRAL EUROPEAN DIST CORP        COM              153435102     6309.973      212457          Defined      1,2         212457
CERNER CORP                       COM              156782104      6581.12      144640          Defined      1           144640
CHEVRON CORP NEW                  COM              166764100      9866.77      134187          Defined      1,2         134187
CHINA MOBILE LIMITED              SPONSORED ADR    16941M109     7130.997      164993          Defined      2           164993
CISCO SYS INC                     COM              17275R102     9026.798      330289          Defined      1,2         330289
CITIGROUP INC                     COM              172967101     8780.214      157634          Defined      1,2         157634
COGNIZANT TECHNOLOGY SOLUTIO      CL A             192446102       6944.4       90000          Defined      1            90000
COMCAST CORP NEW                  CL A             20030N101     8856.664      209229          Defined      1           209229
COMPANHIA VALE DO RIO DOCE        SPON ADR PFD     204412100     7648.148      291358          Defined      1,2         291358
CONSECO INC                       COM NEW          208464883     7737.395      387257          Defined      1,2         387257
COOPER COS INC                    COM NEW          216648402     8277.445      186010          Defined      1,2         186010
COUNTRYWIDE FINANCIAL CORP        COM              222372104     2398.001       56490          Defined      1,2          56490
CREE INC                          COM              225447101     6553.316      378367          Defined      1,2         378367
CROWN CASTLE INTL CORP            COM              228227104     6658.225      206137          Defined      1           206137
CSX CORP                          COM              126408103     4011.715      116518          Defined      1,2         116518
DELL INC                          COM              24702R101    12457.361      496507          Defined      1,2         496507
DOW CHEM CO                       COM              260543103     4503.393      112867          Defined      1,2         112867
E M C CORP MASS                   COM              268648102         9768      740000          Defined      1           740000
EBAY INC                          COM              278642103     6380.764      212197          Defined      1           212197
ELECTRONIC DATA SYS NEW           COM              285661104     6928.825      251500          Defined      1           251500
ESTERLINE TECHNOLOGIES CORP       COM              297425100     7255.963      180362          Defined      1,2         180362
EXXON MOBIL CORP                  COM              30231G102     5278.581       68884          Defined      1,2          68884
FEDERAL NATL MTG ASSN             COM              313586109      4490.24       75606          Defined      1,2          75606
GENERAL ELECTRIC CO               COM              369604103      5842.23      157007          Defined      1,2         157007
GENZYME CORP                      COM              372917104         6158      100000          Defined      1           100000
GLAXOSMITHKLINE PLC               SPONSORED ADR    37733W105     4445.558       84260          Defined      2            84260
GOLDMAN SACHS GROUP INC           COM              38141G104     5878.832       29490          Defined      1,2          29490
GOOGLE INC                        CL A             38259P508    10281.597       22328          Defined      1            22328
GRUPO TELEVISA SA DE CV           SP ADR REP ORD   40049J206     1110.921       41130          Defined      1,2          41130
HEADWATERS INC                    COM              42210P102      526.593       21978          Defined      1,2          21978
HEWITT ASSOCS INC                 COM              42822Q100     2476.326       96168          Defined      1,2          96168
HEWLETT PACKARD CO                COM              428236103     4827.633      117204          Defined      1,2         117204
HOME DEPOT INC                    COM              437076102    10083.011      251071          Defined      1,2         251071
ICICI BK LTD                      ADR              45104G104     5388.634      129100          Defined      1           129100
INFOSYS TECHNOLOGIES LTD          SPONSORED ADR    456788108     1011.542       18540          Defined      1,2          18540
INTEL CORP                        COM              458140100     25008.75     1235000          Defined      1,2        1235000
INTERNATIONAL BUSINESS MACHS      COM              459200101    13582.347      139808          Defined      1,2         139808
INTERSIL CORP                     CL A             46069S109     6531.667      273063          Defined      1           273063
INVITROGEN CORP                   COM              46185R100     3444.464       60867          Defined      1,2          60867
JOHNSON & JOHNSON                 COM              478160104    17391.715      263431          Defined      1,2         263431
JP MORGAN CHASE & CO              COM              46625H100     5434.088      112507          Defined      1,2         112507
JUNIPER NETWORKS INC              COM              48203R104     9454.204      499166          Defined      1           499166
KB HOME                           COM              48666K109     9155.993      178549          Defined      1,2         178549
KLA-TENCOR CORP                   COM              482480100     7575.582      152273          Defined      1           152273
KOOKMIN BK NEW                    SPONSORED ADR    50049M109      1451.52       18000          Defined      2            18000
KOREA FD                          COM              500634100     2807.134       82152          Defined      2            82152
LAM RESEARCH CORP                 COM              512807108      7188.04      142000          Defined      1           142000
LAZARD LTD                        SHS A            G54050102     7404.071      156402          Defined      1,2         156402
LEHMAN BROS HLDGS INC             COM              524908100    15369.016      196736          Defined      1,2         196736
LENNAR CORP                       CL A             526057104     6017.005      114697          Defined      1,2         114697
LILLY ELI & CO                    COM              532457108    13401.787      257232          Defined      1,2         257232
MAXIM INTEGRATED PRODS INC        COM              57772K101     8556.545      279443          Defined      1,2         279443
MEADWESTVACO CORP                 COM              583334107      358.015       11910          Defined      1,2          11910
MEDCO HEALTH SOLUTIONS INC        COM              58405U102     9344.091      174852          Defined      1,2         174852
MEDIMMUNE INC                     COM              584699102      7024.29      217000          Defined      1           217000
MICROSOFT CORP                    COM              594918104    22716.652      760772          Defined      1,2         760772
MILLS CORP                        COM              601148109         1640       82000          Defined      1            82000
MOTOROLA INC                      COM              620076109     2814.746      136904          Defined      1,2         136904
NORFOLK SOUTHERN CORP             COM              655844108     7845.944      156014          Defined      1,2         156014
NOVARTIS A G                      SPONSORED ADR    66987V109     2212.589       38520          Defined      2            38520
OCCIDENTAL PETE CORP DEL          COM              674599105     2261.952       46323          Defined      1,2          46323
OIL SVC HOLDRS TR                 DEPOSTRY RCPT    678002106    59859.912      424900          Defined      1           424900
P T TELEKOMUNIKASI INDONESIA      SPONSORED ADR    715684106     8046.257      176453          Defined      1,2         176453
PEPSICO INC                       COM              713448108      3437.31       54953          Defined      1,2          54953
PETRO-CDA                         COM              71644E102    13245.834      322810          Defined      2           322810
PETROLEO BRASILEIRO SA PETRO      SPONSORED ADR    71654V101     7904.543       85215          Defined      1,2          85215
PFIZER INC                        COM              717081103     2385.675       92111          Defined      1,2          92111
PROCTER & GAMBLE CO               COM              742718109     6344.606       98718          Defined      1,2          98718
PULTE HOMES INC                   COM              745867101     3300.044       99639          Defined      1,2          99639
QWEST COMMUNICATIONS INTL IN      COM              749121109       5105.7      610000          Defined      1           610000
R H DONNELLEY CORP                COM NEW          74955W307     3045.228       48545          Defined      1,2          48545
REPUBLIC SVCS INC                 COM              760759100     2158.357       53070          Defined      1,2          53070
RYDER SYS INC                     COM              783549108     2315.111       45341          Defined      1,2          45341
SEAGATE TECHNOLOGY                SHS              G7945J104     8637.702      325951          Defined      1,2         325951
SENOMYX INC                       COM              81724Q107         2484      191224          Defined      1,2         191224
SIERRA HEALTH SVCS INC            COM              826322109     7801.687      216473          Defined      1,2         216473
SOVEREIGN BANCORP INC             COM              845905108     4899.432      192967          Defined      1,2         192967
SPRINT NEXTEL CORP                COM FON          852061100    10068.313      532997          Defined      1,2         532997
SUPERVALU INC                     COM              868536103       459.03       12840          Defined      1,2          12840
SYMANTEC CORP                     COM              871503108     8583.236      411666          Defined      1           411666
TAIWAN FD INC                     COM              874036106     4736.241      256013          Defined      1,2         256013
TAIWAN GREATER CHINA FD           SH BEN INT       874037104     2129.669      322189          Defined      1,2         322189
TAIWAN SEMICONDUCTOR MFG LTD      SPONSORED ADR    874039100     4384.941      401184          Defined      1,2         401184
TALISMAN ENERGY INC               COM              87425E103      305.584       17960          Defined      1,2          17960
TELEFONOS DE MEXICO S A           SPON ADR ORD L   879403780     1372.306       48560          Defined      1,2          48560
TELLABS INC                       COM              879664100      284.305       27710          Defined      1,2          27710
TENET HEALTHCARE CORP             COM              88033G100      1246.41      178825          Defined      1,2         178825
TEVA PHARMACEUTICAL INDS LTD      ADR              881624209     1106.448       35600          Defined      2            35600
TEXAS INSTRS INC                  COM              882508104     6353.798      220618          Defined      1,2         220618
THQ INC                           COM NEW          872443403       5203.2      160000          Defined      1           160000
TIME WARNER INC                   COM              887317105     6403.342      294001          Defined      1           294001
TRANSOCEAN INC                    ORD              G90078109    11870.688      146751          Defined      1,2         146751
UNIBANCO-UNIAO DE BANCOS BRA      GDR REP PFD UT   90458E107     1485.036       15975          Defined      1,2          15975
UNUMPROVIDENT CORP                COM              91529Y106    14269.273      686683          Defined      1,2         686683
WAL MART STORES INC               COM              931142103     3027.191       65552          Defined      1,2          65552
WASTE MGMT INC DEL                COM              94106L109      459.625       12500          Defined      1,2          12500
WELLS FARGO & CO NEW              COM              949746101      454.457       12780          Defined      1,2          12780
WESTERN DIGITAL CORP              COM              958102105    17971.102      878353          Defined      1,2         878353
WYETH                             COM              983024100     6522.801      128099          Defined      1,2         128099
XILINX INC                        COM              983919101      8520.67      357861          Defined      1           357861
XYRATEX LTD                       COM              G98268108    14010.621      649241          Defined      1,2         649241
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